Expense Example - FidelityFocusedStockFund-RetailPRO - FidelityFocusedStockFund-RetailPRO - Fidelity Focused Stock Fund - Fidelity Focused Stock Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640